Debt (Long-term) - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2016 USD ($) $ / shares	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($) Tranche $ / shares shares	Dec. 14, 2015 $ / shares	Sep. 15, 2014 $ / shares
Debt Instrument [Line Items]
Proceeds from note payable			$ 5,540,000
Warrant right to convert into common stock | shares			11,080,000
Warrant holder acquired common shares | shares			20,000
Exercise price | $ / shares			$ 0.30	$ 0.10	$ 0.25
Estimated fair value of warrants			$ 1,532,877
Amortization of deferred financing fees			$ 558,552
Number of tranche | Tranche			2
Interest expense	$ 482,759	$ 464,010	$ 94,000
Accretion expense	$ 795,081	$ 712,841	$ 161,002
Warrants Due 18 December 2016, Issued in 2014 [Member]
Debt Instrument [Line Items]
Exercise price | $ / shares	$ 0.30
Warrant expiration date	Dec. 18, 2016		Dec. 18, 2016
Warrants Due 7 March 2017, Issued in 2014 [Member]
Debt Instrument [Line Items]
Exercise price | $ / shares	$ 0.30
Warrant expiration date	Mar. 07, 2017		Mar. 07, 2017
Convertible Debt [Member]
Debt Instrument [Line Items]
Accrued Interest	$ 781,050
Accrued interest past due	$ 657,636
Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Redeemable Promissory Convertible Notes	In fiscal year 2014, the Company issued, in two separate tranches, 554 Units of 8% Redeemable Promissory Convertible Notes (the "Notes") together with Series C stock Purchase Warrants (the "Warrants") to various accredited investors in an offering exempt from registration in the U.S pursuant to regulations D and S under the U.S. Federal Securities rules and regulations
Debt instrument interest rate			8.00%
Proceeds from note payable			$ 5,540,000
Number of shares, notes get converted into | shares			22,160,000
Beneficial conversion feature of debt instrument			$ 195,938